Pension Health Care and Postretirement Benefits Other Than Pensions (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended									12 Months Ended				12 Months Ended				12 Months Ended								3 Months Ended	12 Months Ended
	Dec. 31, 2011 PensionPlan Employee	Dec. 31, 2010 Employee	Dec. 31, 2009 Employee	Dec. 31, 2011 Leighs Paints and Acroma [Member] PensionPlan	Dec. 31, 2010 Leighs Paints and Acroma [Member] PensionPlan	Dec. 31, 2011 Domestic Defined Benefit Pension Plans [Member]	Dec. 31, 2010 Domestic Defined Benefit Pension Plans [Member]	Dec. 31, 2009 Domestic Defined Benefit Pension Plans [Member]	Dec. 31, 2008 Domestic Defined Benefit Pension Plans [Member]	Dec. 31, 2011 Foreign Defined Benefit Pension Plans [Member]	Dec. 31, 2010 Foreign Defined Benefit Pension Plans [Member]	Dec. 31, 2009 Foreign Defined Benefit Pension Plans [Member]	Dec. 31, 2008 Foreign Defined Benefit Pension Plans [Member]	Dec. 31, 2011 Postretirement Benefits Other than Pensions [Member]	Dec. 31, 2010 Postretirement Benefits Other than Pensions [Member]	Dec. 31, 2009 Postretirement Benefits Other than Pensions [Member]	Dec. 31, 2008 Postretirement Benefits Other than Pensions [Member]	Dec. 31, 2011 Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Domestic salaried defined benefit pension plan [Member]	Dec. 31, 2010 Domestic salaried defined benefit pension plan [Member]	Dec. 31, 2009 Domestic salaried defined benefit pension plan [Member]	Dec. 31, 2011 Domestic hourly defined benefit pension plan [Member]	Dec. 31, 2010 Domestic hourly defined benefit pension plan [Member]	Dec. 31, 2009 Domestic hourly defined benefit pension plan [Member]	Dec. 31, 2011 Underfunded seven foreign defined benefit pension plan [Member]	Sep. 30, 2011 Defined Contribution Pension [Member]	Dec. 31, 2011 Defined Contribution Pension [Member]	Dec. 31, 2011 Defined Benefit Pension [Member]
Deferred Compensation Arrangement With Individual Postretirement Benefits by Type of Deferred Compensation (Textual) [Abstract]
Description of company's annual contribution for defined benefit pension plan																											Prior to July 1, 2009, the contribution was based on six percent of compensation for covered employees. Effective July 1, 2009, the contribution percentage was changed to a range from two percent to seven percent based on an age and service formula	All employees who became participants on or after January 1, 2002 and before January 1, 2005 were credited with certain contribution credits equivalent to six percent of their salary. All employees who became participants on or after January 1, 2005 were credited with certain contribution credits that range from two percent to seven percent of compensation based on an age and service formula. Effective July 1, 2009, the domestic salaried defined benefit pension plan was revised, and all employees who become participants on or after January 1, 2002 were credited with certain contribution credits that range from two percent to seven percent of compensation based on an age and service formula.
Percentage of employees eligible contributions matched by employer																										6.00%
Defined Benefit Plan Disclosure (Textual) [Abstract]
Contributions by Company						$ 23,344	$ 22,512	$ 23,131		$ 3,807	$ 3,968	$ 2,636
Projected benefit obligation						410,029	390,257	339,275	315,513	141,465	85,936	75,175	44,893	316,795	315,572	300,526	264,802		269,314	261,996	211,635	140,715	128,261	127,640	90,718
Fair value of plan assets	732,523	700,473	632,917			614,463	634,725	577,047	503,487	118,060	65,748	55,870	38,603						487,990	502,707	454,239	126,473	132,018	122,808	58,070
Excess/deficiency of plane assets																			218,676	240,711	242,604	14,242	3,757	4,832	32,648
Increase in combined projected benefit obligations primarily due to one large foreign plan										55,529
Expected Cash Payments - Net 2012	19,267																	38,149
Expected Cash Payments - Net 2013	19,802																	39,110
Expected Cash Payments - Net 2014	19,915																	39,339
Expected Cash Payments - Net 2015	19,738																	40,048
Expected Cash Payments - Net 2016	19,326																	40,285
Expected Cash Payments - Net 2017 through 2021	122,074																	205,044
Amortization of actuarial losses														1,715				22,949
Amortization of prior service credit														(656)				1,592
Market value of common shares invested in defined benefit pension plan assets						76,326
Share equity investments in the domestic defined benefit pension plan assets						12.40%
Dividends received on the common stock						1,248
Equity investment in domestic defined benefit pension plan assets, shares						855,000
Number of Domestic hourly defined benefit pension plan	1
Number of Domestic salaried defined benefit pension plan	1
Number of Foreign defined benefit pension plans	16
Number of European defined benefit pension plans				3	3
Number of foreign defined benefit pension plans unfunded or underfunded	13
Pension Health Care and Postretirement Benefits Other Than Pensions (Textual) [Abstract]
Number of active employees entitled to receive benefits under health care plans	18,189	17,841	18,292
Cost of benefits includes claims incurred and claims incurred but not reported under health care plans	155,501	144,927	152,316
Target allocations for plan assets in equity securities, minimum	45.00%
Target allocations for plan assets in equity securities, maximum	65.00%
Target allocation percentage of assets fixed income securities, minimum	30.00%
Target allocation percentage of assets fixed income securities, maximum	40.00%
Approximate percentage of fixed income mutual fund in defined benefit pension plan other assets	80.00%
Approximate percentage of venture capital in defined benefit pension plan other assets	20.00%
Retired employees entitled to receive postretirement benefits	4,436	4,768	4,704
Defined benefit plan ultimate health care cost trend rate and Prescription drug cost increase rate	5.00%
Year In which health care cost trend rate reaches ultimate trend rate	2018
Reduction of the accumulated postretirement benefit obligation for benefits attributed to past service due to amendment of medicare	21,400
Reduction in net periodic benefit cost	7,073	4,170	1,934
Prescription drug benefit effect of subsidy on interest cost	0	1,973	1,870
Prescription drug benefit effect of subsidy on service cost	6,831	1,852	64
Prescription drug benefit effect of subsidy on amortization of actuarial experience gain	242	345	0
Increase in income taxes due to elimination of tax deduction previously allowed for the Medicare Part D subsidy	$ 11,400
Reduction in basic earnings per share due to elimination of tax deduction previously allowed for the medicare Part D subsidy	$ 0.11
Reduction in diluted earnings per share due to elimination of tax deduction previously allowed for the medicare part D subsidy	$ 0.10